July 2, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”)
File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

On behalf of the Company, attached for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Prospectus for the Target Income Series dated March 1, 2013 as supplemented June 17, 2013 and filed pursuant to Rule 497(e) under the 1933 Act. The purpose of this filing is to submit the revised data in XBRL format for the Company.

Any questions or comments regarding this filing should be directed to the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation